Property and Equipment	12 Months Ended
Mar. 31, 2013
Notes
Property and Equipment

NOTE 2 – PROPERTY AND EQUIPMENT

Property and equipment is stated at cost.  Depreciation on property and equipment is computed using the diminishing balance method over the estimated useful lives of the assets.  The estimated useful lives of the assets are as follows:

Assets	Estimated useful life
Furniture and fixtures	5 Years
Machinery and equipment	5 Years
Buildings	25 Years
Vehicles	3 Years
Computers	3 Years

Property and equipment consisted of the following as of March 31, 2013 and 2012:

	2013	2012
Office furniture and equipment	$360,008	$258,127
Service and shop equipment	391,780	314,875
Vehicles	431,255	251,107
Land and buildings	1,760,247	1,721,561
Total property and equipment	2,943,290	2,545,673
Accumulated depreciation	(710,935)	(563,383)
Net property and equipment	$2,232,355	$1,982,290

Depreciation expense for the years ended March 31, 2013 and 2012 are as follows:

	Years Ended March 31,
	2013	2012
Costs of goods sold	$48,768	$39,286
General and administrative	195,070	159,421
Total	$243,838	$198,707